DERIVATIVE LIABILITIES AND ASSETS (Details Textual) $ in Thousands			12 Months Ended
	Jul. 10, 2015 CAD ($)	Apr. 07, 2015 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Jul. 10, 2015 USD ($)	Apr. 07, 2015 USD ($)
Disclosure of Derivative Liabilities [Line Items]
Non-current derivative financial assets			$ 963	$ 0	$ 766
Gains (losses) on change in fair value of derivatives			3,178	6,028
Interest Rate Swap Contracts [Member]
Disclosure of Derivative Liabilities [Line Items]
Loan Facility Outstanding Principal Percentage		75.00%					75.00%
Gross loan commitments							$ 277,000,000
Borrowings, interest rate basis		pay a fixed rate of 1.827% and will receive a variable rate based on the 3-month LIBOR forward curve, reset quarterly
Gains (losses) on change in fair value of derivatives			2,207	763
Interest Rate Swap Contracts [Member] | Fixed interest rate [member]
Disclosure of Derivative Liabilities [Line Items]
Borrowings, interest rate		1.827%					1.827%
Foreign Currency Forward Strip Contracts [Member]
Disclosure of Derivative Liabilities [Line Items]
Notional amount	$ 54,832	$ 219,126				$ 43,131	$ 175,667
Average foreign exchange rate	1.2713	1.2474
Embedded Derivative [Member]
Disclosure of Derivative Liabilities [Line Items]
Gains (losses) on change in fair value of derivatives			$ 971	$ 0